Restructuring plan - Additional information (Detail) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Dec. 31, 2015
Restructuring Cost And Reserve [Line Items]
Entity Number Of Employees	37	365
Segment, Continuing Operations [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring Charges	$ 26,725,000	$ 0	$ 0
Restructuring Charges Member | Segment, Continuing Operations [Member]
Restructuring Cost And Reserve [Line Items]
Estimate Of Restructuring Charges To Be Incurred				49,000,000	22,000,000
Estimate Of Severance Retention And Other Payments To Be Incurred					13,000,000
Estimate Of Operational Set Up Cost And Lease Cancellations To Be Incurred					$ 9,000,000